Cover	Mar. 10, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K previously filed by the Company on March 15, 2021, as amended by Amendment No. 1 filed with the SEC on April 6, 2021, related to the Company’s acquisition of Pet Supplies Plus. This Current Report on Form 8-K/A includes updated unaudited pro forma combined financial information for the Company and Pet Supplies Plus for the three months ended March 27, 2021 and the year ended December 26, 2020, which are filed herewith as Exhibit 99.1, and should be read in conjunction with the Company’s Current Report on Form 8-K previously filed on March 15, 2021, as amended by Amendment No. 1 filed with the SEC on April 6, 2021.
Document Period End Date	Mar. 10, 2021
Entity File Number	001-35588
Entity Registrant Name	Franchise Group, Inc.
Entity Central Index Key	0001528930
Entity Tax Identification Number	27-3561876
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1716 Corporate Landing Parkway
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23454
City Area Code	(757)
Local Phone Number	493-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FRG
Security Exchange Name	NASDAQ
7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Trading Symbol	FRGAP
Security Exchange Name	NASDAQ